SCHEDULE OF INVESTMENTS

Growth (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.8%
Electronic Arts, Inc.(A)	182	$23,723

Interactive Media & Services – 8.2%
Alphabet, Inc., Class A(A)	22	32,038
Alphabet, Inc., Class C(A)	4	6,422
Facebook, Inc., Class A(A)	123	32,280

		70,740

Total Communication Services - 11.0%		94,463

Consumer Discretionary
Automobile Manufacturers – 1.6%
Ferrari N.V.	73	13,412

Automotive Retail – 1.0%
O’Reilly Automotive, Inc.(A)	19	8,967

Footwear – 0.9%
NIKE, Inc., Class B	59	7,432

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	60	16,795

Internet & Direct Marketing Retail – 9.7%
Amazon.com, Inc.(A)	20	63,167
Booking Holdings, Inc.(A)	12	20,064

		83,231

Specialty Stores – 2.0%
Tractor Supply Co.	120	17,244

Total Consumer Discretionary - 17.2%		147,081

Consumer Staples
Personal Products – 0.6%
Estee Lauder Co., Inc. (The), Class A	22	4,747

Soft Drinks – 2.9%
Coca-Cola Co. (The)	505	24,933

Total Consumer Staples - 3.5%		29,680

Financials
Financial Exchanges & Data – 1.7%
S&P Global, Inc.	41	14,706

Total Financials - 1.7%		14,706

Health Care
Biotechnology – 1.2%
Vertex Pharmaceuticals, Inc.(A)	39	10,494

Health Care Equipment – 2.9%
Danaher Corp.	55	11,824
Intuitive Surgical, Inc.(A)	18	12,725

		24,549

Health Care Supplies – 2.0%
Cooper Cos., Inc. (The)	51	17,148

Health Care Technology – 2.5%
Cerner Corp.	298	21,539

Life Sciences Tools & Services – 1.1%
Mettler-Toledo International, Inc.(A)	10	9,512

Managed Health Care – 2.7%
UnitedHealth Group, Inc.	74	23,221

Pharmaceuticals – 1.5%
Zoetis, Inc.	77	12,747

Total Health Care - 13.9%		119,210

Industrials
Aerospace & Defense – 1.1%
Northrop Grumman Corp.	31	9,804

Industrial Machinery – 2.3%
Stanley Black & Decker, Inc.	119	19,320

Railroads – 1.3%
Union Pacific Corp.	56	11,039

Research & Consulting Services – 2.0%
CoStar Group, Inc.(A)	7	5,856
Verisk Analytics, Inc., Class A	63	11,607

		17,463

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	81	10,291

Total Industrials - 7.9%		67,917

Information Technology
Application Software – 9.9%
Adobe, Inc.(A)	56	27,500
Intuit, Inc.	52	16,913
NVIDIA Corp.	41	22,272
salesforce.com, Inc.(A)	73	18,249

		84,934

Communications Equipment – 3.3%
Motorola Solutions, Inc.	177	27,783

Data Processing & Outsourced Services – 9.7%
Broadridge Financial Solutions, Inc.	108	14,198
FleetCor Technologies, Inc.(A)	46	10,875
PayPal, Inc.(A)	108	21,348
Visa, Inc., Class A	183	36,629

		83,050

Internet Services & Infrastructure – 1.8%
VeriSign, Inc.(A)	76	15,631

Systems Software – 9.7%
Microsoft Corp.	395	83,124

Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	615	71,176

Total Information Technology - 42.7%		365,698

Real Estate

Specialized REITs – 1.3%
American Tower Corp., Class A	24	5,699

Equinix, Inc.	8	5,840

		11,539

Total Real Estate - 1.3%		11,539

TOTAL COMMON STOCKS – 99.2%		$850,294

(Cost: $520,715)

TOTAL INVESTMENT SECURITIES – 99.2%		$850,294

(Cost: $520,715)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		6,459

NET ASSETS – 100.0%		$856,753

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$850,294	$—	$—

Total	$850,294	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$520,715

Gross unrealized appreciation	334,374
Gross unrealized depreciation	(4,795)

Net unrealized appreciation	$329,579